Provisions for employee benefits (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Provisions for employee benefits	€ 1,117	€ 1,022
Italian defined benefit plans [Member]
Statement [Line Items]
Provisions for employee benefits	275	284
Foreign defined benefit plans [Member]
Statement [Line Items]
Provisions for employee benefits	385	409
FISDE foreign medical plans and other [Member]
Statement [Line Items]
Provisions for employee benefits	148	135
Defined benefit plans [Member]
Statement [Line Items]
Provisions for employee benefits	808	828
Other benefit plans [Member]
Statement [Line Items]
Provisions for employee benefits	€ 309	€ 194